Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.44%
Australia: 1.79%
Ansell Ltd. (Health care, Health care equipment & supplies)	66,714	$1,277,217
Steadfast Group Ltd. (Financials, Insurance)	216,418	823,661
		2,100,878
Belgium: 0.67%
Barco NV (Information technology, Electronic equipment, instruments & components)	50,473	786,666
Canada: 2.45%
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	23,458	2,885,803
France: 2.59%
Alten SA (Information technology, IT services)	37,489	3,046,926
Germany: 2.56%
Bechtle AG (Information technology, IT services)	23,462	1,018,341
Krones AG (Industrials, Machinery)	6,654	985,295
TAG Immobilien AG (Real estate, Real estate management & development)	62,563	1,005,891
		3,009,527
Ireland: 0.17%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	178,373	198,674
Italy: 3.37%
Amplifon SpA (Health care, Health care providers & services)	36,789	619,302
Azimut Holding SpA (Financials, Capital markets)	14,122	480,042
De’ Longhi SpA (Consumer discretionary, Household durables)	16,346	536,124
Interpump Group SpA (Industrials, Machinery)	56,586	2,321,623
		3,957,091
Japan: 11.04%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	34,720	808,312
DTS Corp. (Information technology, IT services)	67,100	2,226,240
Fuji Seal International, Inc. (Materials, Containers & packaging)	55,200	1,014,118
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	25,200	1,853,289
MEITEC Group Holdings, Inc. (Industrials, Professional services)	109,300	2,286,294
MISUMI Group, Inc. (Industrials, Machinery)	36,300	522,721
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	122,600	1,118,371
Orix JREIT, Inc. (Real estate, Office REITs)	1,091	1,426,189
Shizuoka Financial Group, Inc. (Financials, Banks)	70,800	837,435
Taikisha Ltd. (Industrials, Construction & engineering)	49,200	881,487
		12,974,456
Norway: 1.26%
Atea ASA (Information technology, IT services)	59,164	817,184
Elopak ASA (Materials, Containers & packaging)	135,705	658,921
		1,476,105
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Spain: 2.10%
Viscofan SA (Consumer staples, Food products)	36,120	$2,471,607
Sweden: 1.40%
Asker Healthcare Group AB (Health care, Health care equipment & supplies)†	14,541	148,108
Hexpol AB (Materials, Chemicals)	65,705	565,785
Loomis AB Class B (Industrials, Commercial services & supplies)	23,504	929,332
		1,643,225
Switzerland: 0.64%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,530	748,133
United Kingdom: 8.33%
Diploma PLC (Industrials, Trading companies & distributors)	9,167	648,931
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	437,036	1,383,394
Elementis PLC (Materials, Chemicals)	233,175	533,564
Gates Industrial Corp. PLC (Industrials, Machinery)†	60,585	1,502,508
Lancashire Holdings Ltd. (Financials, Insurance)	178,829	1,478,427
LondonMetric Property PLC (Real estate, Industrial REITs)	347,348	874,160
Nomad Foods Ltd. (Consumer staples, Food products)	80,556	1,356,563
S4 Capital PLC (Communication services, Media)	404,401	127,910
Samarkand Group PLC (Consumer discretionary, Broadline retail)♦†	949,998	1
Spectris PLC (Information technology, Electronic equipment, instruments & components)	35,825	1,881,160
		9,786,618
United States: 59.07%
Addus HomeCare Corp. (Health care, Health care providers & services)†	7,027	750,343
Air Lease Corp. Class A (Industrials, Trading companies & distributors)	34,859	1,931,189
Alamo Group, Inc. (Industrials, Machinery)	8,221	1,829,830
Amerant Bancorp, Inc. Class A (Financials, Banks)	55,863	1,078,156
Atkore, Inc. (Industrials, Electrical equipment)	13,049	1,005,034
Azenta, Inc. (Health care, Life sciences tools & services)†	22,448	734,050
Balchem Corp. (Materials, Chemicals)	7,151	1,090,313
Blackbaud, Inc. (Information technology, Software)†	25,890	1,745,504
BorgWarner, Inc. (Consumer discretionary, Automobile components)	13,503	496,910
Brady Corp. Class A (Industrials, Commercial services & supplies)	34,096	2,406,155
Cactus, Inc. Class A (Energy, Energy equipment & services)	37,249	1,576,005
Cadence Bank (Financials, Banks)	32,088	1,118,267
CBIZ, Inc. (Industrials, Professional services)†	26,360	1,611,123
Chemed Corp. (Health care, Health care providers & services)	3,490	1,438,927
CNO Financial Group, Inc. (Financials, Insurance)	34,343	1,265,196
CSW Industrials, Inc. (Industrials, Building products)	6,706	1,740,073
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	246,541	917,133
Edgewell Personal Care Co. (Consumer staples, Personal care products)	14,726	371,537
Enovis Corp. (Health care, Health care equipment & supplies)†	28,703	769,240
Essent Group Ltd. (Financials, Financial services)	25,034	1,401,654
Federal Signal Corp. (Industrials, Machinery)	9,249	1,170,646
Five Below, Inc. (Consumer discretionary, Specialty retail)†	5,326	727,106
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	28,389	806,532
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
United States(continued)
Gibraltar Industries, Inc. (Industrials, Building products)†	51,164	$3,378,359
Graphic Packaging Holding Co. (Materials, Containers & packaging)	90,501	2,023,602
Guardian Pharmacy Services, Inc. Class A (Consumer staples, Consumer staples distribution & retail)†	44,368	927,291
Hanover Insurance Group, Inc. (Financials, Insurance)	16,987	2,915,479
Holley, Inc. (Consumer discretionary, Automobile components)†	261,083	543,053
Innospec, Inc. (Materials, Chemicals)	39,511	3,156,929
J&J Snack Foods Corp. (Consumer staples, Food products)	22,209	2,507,174
Kadant, Inc. (Industrials, Machinery)	4,360	1,450,877
Mayville Engineering Co., Inc. (Industrials, Machinery)†	64,712	1,085,220
MSA Safety, Inc. (Industrials, Commercial services & supplies)	11,701	2,081,257
MSC Industrial Direct Co., Inc. Class A (Industrials, Trading companies & distributors)	5,854	507,073
Old National Bancorp (Financials, Banks)	46,121	973,614
Piper Sandler Cos. (Financials, Capital markets)	2,526	796,498
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	19,377	1,432,929
Primo Brands Corp. Class A (Consumer staples, Beverages)	46,622	1,287,233
Progress Software Corp. (Information technology, Software)	27,784	1,335,855
Quaker Chemical Corp. (Materials, Chemicals)	13,732	1,571,215
Quanex Building Products Corp. (Industrials, Building products)	65,179	1,269,687
Sanmina Corp. (Information technology, Electronic equipment, instruments & components)†	9,219	1,069,773
Smartstop Self Storage REIT, Inc. (Real estate, Specialized REITs)	8,348	282,830
Standex International Corp. (Industrials, Machinery)	11,030	1,817,082
Steven Madden Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	43,467	1,043,425
Terreno Realty Corp. (Real estate, Industrial REITs)	25,440	1,411,666
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	1,461	330,756
UMB Financial Corp. (Financials, Banks)	6,802	748,152
Voya Financial, Inc. (Financials, Financial services)	17,428	1,219,960
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	4,339	1,138,206
Webster Financial Corp. (Financials, Banks)	21,845	1,259,364
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	60,570	596,615
Winmark Corp. (Consumer discretionary, Specialty retail)	2,274	858,253
Ziff Davis, Inc. (Communication services, Interactive media & services)†	13,142	408,979
		69,409,329
Total common stocks (Cost $99,937,314)		114,495,038

		Yield
Short-term investments: 2.48%
Investment companies: 2.48%
Allspring Government Money Market Fund Select Class♠∞		4.24%	2,913,378	2,913,378
Total short-term investments (Cost $2,913,378)				2,913,378
Total investments in securities (Cost $102,850,692)	99.92%			117,408,416
Other assets and liabilities, net	0.08			99,527
Total net assets	100.00%			$117,507,943

See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,859,731	$20,100,729	$(19,047,082)	$0	$0	$2,913,378	2,913,378	$72,928
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,100,878	$0	$2,100,878
Belgium	0	786,666	0	786,666
Canada	2,885,803	0	0	2,885,803
France	0	3,046,926	0	3,046,926
Germany	0	3,009,527	0	3,009,527
Ireland	198,674	0	0	198,674
Italy	0	3,957,091	0	3,957,091
Japan	0	12,974,456	0	12,974,456
Norway	1,476,105	0	0	1,476,105
Spain	0	2,471,607	0	2,471,607
Sweden	0	1,643,225	0	1,643,225
Switzerland	0	748,133	0	748,133
United Kingdom	4,465,408	5,321,210	0	9,786,618
United States	69,409,329	0	0	69,409,329
Short-term investments
Investment companies	2,913,378	0	0	2,913,378
Total assets	$81,348,697	$36,059,719	$0	$117,408,416
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund